Schedule of Interest Income and Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest income	$ 42,941	$ 21,167	$ 70,853
Interest expense on lease liabilities	(5,630)	(11,719)	(12,379)
Interest expense on factoring arrangement	(781,747)	(580,139)	(290,107)
Total	$ (744,436)	$ (570,691)	$ (231,633)